Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

The Company currently is a tenant under a number of non-cancelable lease agreements with Automotive Group Realty, LLC and its subsidiaries (together “AGR”), which are subsidiaries of Penske Corporation. During the years ended December 31, 2011, 2010, and 2009, the Company paid $385, $436, and $431, respectively, to AGR under these lease agreements. From time to time, the Company may sell AGR real property and improvements that are subsequently leased by AGR to the Company. In addition, the Company may purchase real property or improvements from AGR. Any such transaction is valued at a price that is independently confirmed. During 2011, the Company purchased land from AGR for $1,400. There were no purchase or sale transactions with AGR in 2010 or 2009.

The Company sometimes pays to and/or receives fees from Penske Corporation and its affiliates for services rendered in the normal course of business, or to reimburse payments made to third parties on each others’ behalf. These transactions and those relating to AGR mentioned above are reviewed periodically by the Company’s Audit Committee and reflect the provider’s cost or an amount mutually agreed upon by both parties. During the years ended December 31, 2011, 2010, and 2009, Penske Corporation and its affiliates billed the Company $4,913, $5,421, and $3,368, respectively, and the Company billed Penske Corporation and its affiliates $72, $41, and $24, respectively, for such services. As of December 31, 2011 and 2010, the Company had $2 and $6 of receivables from and $546 and $340 of payables to Penske Corporation and its subsidiaries, respectively.

The Company, Penske Corporation and certain affiliates have entered into a joint insurance agreement which provides that, with respect to any joint insurance (currently only our joint crime insurance policy), available coverage with respect to a loss shall be paid to each party per occurrence as stipulated in the policies. In the event of losses by the Company and Penske Corporation that exceed the limit of liability for any policy or policy period, the total policy proceeds will be allocated based on the ratio of premiums paid.

The general partner of PTL is Penske Truck Leasing Corporation, a wholly-owned subsidiary of Penske Corporation, which together with other wholly-owned subsidiaries of Penske Corporation, owns 41.1% of PTL. The remaining 49.9% of PTL is owned by General Electric Capital Corporation. The Company is party to a partnership agreement among the other partners which, among other things, provides us with specified partner distribution and governance rights and restricts our ability to transfer our interests. In 2011, 2010, and 2009, the Company received $7,751, $8,804, and $20,012, respectively, from PTL in pro rata cash dividends.

The Company is also party to an agreement pursuant to which PTL subleases a portion of our dealership location in New Jersey for $60 per year plus its pro rata share of certain property expenses. A similar agreement to sublease a portion of our dealership location in Arizona was terminated at the end of April 2011. We collected $20 in sublease rent prior to that termination. During 2010, and 2009, respectively, smart USA paid PTL $592, and $1,217 for assistance with roadside assistance and other services to smart fortwo owners, of which $309 and $863, respectively, were pass-through expenses to be paid by PTL to third-party vendors. In 2009, PTL began hosting the Company’s disaster recovery site. Annual fees paid to PTL for this service are $70. The Company paid $70, $70 and $17 for these services in 2011, 2010 and 2009, respectively.

From time to time the Company enters into joint venture relationships in the ordinary course of business, pursuant to which it owns and operates automotive dealerships together with other investors. The Company may also provide these dealerships with working capital and other debt financing at costs that are based on the Company’s incremental borrowing rate. As of December 31, 2011, the Company’s automotive joint venture relationships were as follows:

Location	Dealerships	Ownership Interest
Fairfield, Connecticut	Audi, Mercedes-Benz, Sprinter, Porsche, smart	86.56	%(A) (B)
Las Vegas, Nevada	Ferrari, Maserati	50.00	%(C)
Frankfurt, Germany	Lexus, Toyota	50.00	%(C)
Aachen, Germany	Audi, Lexus, Skoda, Toyota, Volkswagen	50.00	%(C)

(A)	An entity controlled by one of our directors, Lucio A. Noto (the “Investor”), owns a 13.44% interest in this joint venture which entitles the Investor to 20% of the joint venture’s operating profits. In addition, the Investor has an option to purchase up to a 20% interest in the joint venture for specified amounts.
(B)	Entity is consolidated in our financial statements.
(C)	Entity is accounted for using the equity method of accounting.